Risk management - Brazil (Details) - Latin America - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Credit risk
Credit risk with customers	€ 165,683	€ 173,150	€ 151,302
Coverage rate (as a percent)	84.60%	87.30%	79.00%
Brazil
Credit risk
Credit risk with customers	€ 83,076	€ 89,572	€ 72,173
Decrease in portfolio (as a percent)	7.00%
Non-performing rate (as a percent)	5.29%
Coverage rate (as a percent)	92.60%	93.10%	83.70%
Percentage decrease in non-performing loans ratio	0.61%
Brazil | Banco Santander (Brasil) S.A
Credit risk
Credit exposure, percentage of total loans	10.00%
Percentage of growth rate in local currency	7.50%